Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 18,339,445	$ 15,975,717
Less: allowance for doubtful accounts	(820,177)	(791,827)
Accounts receivable, net	$ 17,519,268	$ 15,183,890